March 19, 2010

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Pre-Effective Amendment No. 1 to MTB Group of Funds Registration
Statement on Form N-14 (Securities Act File No.: 333-165001)

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is Pre-Effective Amendment No. 1 (the “Amended N-14”) to the Registration Statement on Form N-14 of the MTB Group of Funds (the “Registrant”), which was initially filed on February 19, 2010 (the “Initial N-14 Filing”). Pursuant to the requirements of Rule 461 of the Securities Act the undersigned officers of the Registrant and ALPS Distributors, Inc., the principal underwriter of the Registrant, respectfully request that the effectiveness of the Registrant’s Registration Statement on Form N-14, as amended by the Amended N-14, filed herewith, be accelerated to March 22, 2010. Compared to the Initial N-14 Filing, the Amended N-14 filing updates financial and certain other information. It is our understanding that Laura E. Hatch, of the Division of Investment Management, has previously discussed the acceleration of the Amended N-14 with Alison M. Fuller and Cillian M. Lynch of Stradley Ronon Stevens & Young, LLP.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (i) the retail prospectus of the Registrant dated August 31, 2009; (ii) the prospectus of the Registrant relating to the MTB Strategic Allocation Fund, which was filed in a Registration Statement on Form N-1A that is anticipated to be effective on March 22, 2010 (dated as of March 23, 2010); (iii) the Statement of Additional Information of the Registrant dated August 31, 2009; (iv) the Annual Report of the Registrant for the fiscal year ended April 30, 2009; and (v) the Semi-Annual Report of the Registrant for the six-month period ended October 31, 2009.

In connection with this request for acceleration, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registrant’s filing; (ii) should the U.S. Securities and Exchange Commission (“Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

U.S. Securities and Exchange Commission

March 19, 2010

If you have any questions or comments regarding this filing, please telephone Alison M. Fuller at (202) 419-8412 or Cillian M. Lynch at (202) 419-8416.

Very truly yours,

/s/ Jeffrey M. Seling	/s/ Thomas A. Carter
Name: Jeffrey M. Seling Title: Vice President MTB Group of Funds	Name: Thomas A. Carter Title: President ALPS Distributors, Inc.

cc:	Alison M. Fuller, Esq.
Cillian M. Lynch, Esq.
Lisa R. Grosswirth